Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
License with indefinite life	9,882	9,882
Customer database	8,815	8,815
Trademark	65	65
Less: Accumulated amortization	(8,880)	(8,880)
Less: Impairment loss	—	(9,882)
Intangible assets, net	9,882	—